SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Summary of Significant Accounting Policies
Economic life of equipment	5 years
Revenue from sales of equipment	$ 11,020,511	$ 13,627,509	$ 15,117,845
Revenue from maintenance services	1,207,687	2,090,109	2,184,692
Revenue from leasing of equipment	1,236,517	1,234,320	1,109,840
Revenue from financing	7,397	12,019	12,935
Revenue	13,472,112	16,963,957	18,425,312
Equipment transferred at a point in time
Summary of Significant Accounting Policies
Revenue	11,020,511	13,627,509	15,117,845
Services rendered over time
Summary of Significant Accounting Policies
Revenue	$ 2,451,601	$ 3,336,448	$ 3,307,467